Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 87,645	$ 145,973
Short-term deposits		51,335	35,592
Marketable securities		44,643	0
Trade receivables (net of allowance for doubtful accounts of $1,904 and $1,040 as of December 31, 2022 and December 31, 2021, respectively)		78,761	67,505
Prepaid expenses and other current assets		17,085	12,818
Contract acquisition costs		6,286	4,813
Inventories		10,176	6,511
Total current assets		295,931	273,212
Non-current assets
Other non-current assets		1,731	1,958
Marketable securities		22,125	0
Deferred tax assets, net		12,511	9,800
Property and equipment, net		17,259	16,756
Operating lease right-of-use assets, net		15,653	0
Intangible assets, net		11,254	11,228
Goodwill		26,829	26,829
Total non-current assets		107,362	66,571
Total assets		403,293	339,783
Current liabilities
Trade payables		4,612	9,546
Other accounts payable and accrued expenses		45,453	54,044
Deferred revenues		152,709	122,983
Operating lease liabilities		5,003	0
Total current liabilities		207,777	186,573
Long-term liabilities
Other long term liabilities		5,394	9,537
Operating lease liabilities		10,353	0
Deferred revenues		42,173	36,426
Restricted Sponsor Shares liability		17,532	44,712
Price Adjustment Shares liability		26,184	79,404
Warrant liability		20,015	56,478
Total long-term liabilities		121,651	226,557
Total liabilities		329,428	413,130
Commitments and contingencies
Shareholders’ equity (deficiency)
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized and 193,014,155 and 187,680,294 shares issued and outstanding as of December 31, 2022 and 2021, respectively	[1]	0	0
Additional paid-in capital		(125,624)	(153,072)
Treasury stock, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated other comprehensive income		331	1,372
Retained earnings		199,243	78,438
Total Shareholders’ equity (deficiency)		73,865	(73,347)
Total liabilities and shareholders’ equity (deficiency)		$ 403,293	$ 339,783

[1]	Less than US$ 1.